Impaired Credit Substitutes (Detail) (Fair Values Of Credit Substitutes) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Textiles and Garments USD ($)	Mar. 31, 2011 Textiles and Garments INR	Mar. 31, 2011 Drugs and Pharmaceuticals USD ($)	Mar. 31, 2011 Drugs and Pharmaceuticals INR	Mar. 31, 2010 Drugs and Pharmaceuticals INR
Schedule of Available-for-sale Securities [Line Items]
-on accrual status
-on non-accrual status	2.4	106.7	313.6
Gross impaired credit substitutes	2.4	106.7	313.6	2.3	101.7	0.1	5.0	313.6
Average impaired credit substitutes	1.2	53.4	156.8
Interest foregone on impaired credit substitutes
Interest income recognized on impaired credit substitutes
Interest income recognized on impaired credit substitutes on a cash basis